Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Feb. 29, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		$ 74,186,000	$ 82,898,000
Expense Due to Accretion of Convertible Notes		4,565,000	6,995,000
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns		318,194,000	0
Repayments		(381,657,000)	(166,755,000)
Long-term debt				$ 1,009,565,000		$ 999,268,000
Proceeds from borrowings, classified as financing activities		318,194,000	0
Repayments of borrowings, classified as financing activities		381,657,000	$ 166,755,000
Long-term debt				1,009,565,000		999,268,000
2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019	$ (3,100,000)
Borrowings	3,100,000
Senior Secured Hamburg Commercial Bank Credit facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019	(1,400,000)
Borrowings	1,400,000
AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Borrowings					$ 8,000,000.0
Unsecured Senior Notes due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns	26,500,000
Carrying Value as of June 30, 2020		(28,100,000)
Borrowings		28,100,000		28,100,000
Proceeds from borrowings, classified as financing activities	$ 26,500,000
Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		1,500,000
Expense Due to Accretion of Convertible Notes		2,300,000
Gross carrying amount [member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(3,139,043,000)
Drawdowns		423,438,000
Repayments		(423,325,000)
Other Activity		6,307,000
Carrying Value as of June 30, 2020		(3,145,463,000)
Current portion of long-term debt				405,022,000
Long-term debt				2,740,441,000
Borrowings		3,145,463,000		3,145,463,000		3,139,043,000
Proceeds from borrowings, classified as financing activities		423,438,000
Repayments of borrowings, classified as financing activities		423,325,000
Borrowings, Other Activity		6,307,000
Current portion of long-term debt				405,022,000
Long-term debt				2,740,441,000
Gross carrying amount [member] | KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(199,014,000)
Drawdowns		0
Repayments		(136,856,000)
Other Activity		0
Carrying Value as of June 30, 2020		(62,158,000)
Current portion of long-term debt				62,158,000
Long-term debt				0
Borrowings		62,158,000		62,158,000		199,014,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		136,856,000
Borrowings, Other Activity		0
Current portion of long-term debt				62,158,000
Long-term debt				0
Gross carrying amount [member] | ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(91,954,000)
Drawdowns		0
Repayments		(91,954,000)
Other Activity		0
Carrying Value as of June 30, 2020		0
Current portion of long-term debt				0
Long-term debt				0
Borrowings		0		0		91,954,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		91,954,000
Borrowings, Other Activity		0
Current portion of long-term debt				0
Long-term debt				0
Gross carrying amount [member] | ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(131,439,000)
Drawdowns		72,125,000
Repayments		(6,369,000)
Other Activity		0
Carrying Value as of June 30, 2020		(197,195,000)
Current portion of long-term debt				48,708,000
Long-term debt				148,487,000
Borrowings		197,195,000		197,195,000		131,439,000
Proceeds from borrowings, classified as financing activities		72,125,000
Repayments of borrowings, classified as financing activities		6,369,000
Borrowings, Other Activity		0
Current portion of long-term debt				48,708,000
Long-term debt				148,487,000
Gross carrying amount [member] | 2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(31,621,000)
Drawdowns		3,125,000
Repayments		(1,615,000)
Other Activity		0
Carrying Value as of June 30, 2020		(33,131,000)
Current portion of long-term debt				33,131,000
Long-term debt				0
Borrowings		33,131,000		33,131,000		31,621,000
Proceeds from borrowings, classified as financing activities		3,125,000
Repayments of borrowings, classified as financing activities		1,615,000
Borrowings, Other Activity		0
Current portion of long-term debt				33,131,000
Long-term debt				0
Gross carrying amount [member] | 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(131,499,000)
Drawdowns		0
Repayments		(6,632,000)
Other Activity		0
Carrying Value as of June 30, 2020		(124,867,000)
Current portion of long-term debt				13,265,000
Long-term debt				111,602,000
Borrowings		124,867,000		124,867,000		131,499,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		6,632,000
Borrowings, Other Activity		0
Current portion of long-term debt				13,265,000
Long-term debt				111,602,000
Gross carrying amount [member] | Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(88,466,000)
Drawdowns		0
Repayments		(4,284,000)
Other Activity		395,000
Carrying Value as of June 30, 2020		(84,577,000)
Current portion of long-term debt				7,814,000
Long-term debt				76,763,000
Borrowings		84,577,000		84,577,000		88,466,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		4,284,000
Borrowings, Other Activity		395,000
Current portion of long-term debt				7,814,000
Long-term debt				76,763,000
Gross carrying amount [member] | ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(43,726,000)
Drawdowns		0
Repayments		(1,926,000)
Other Activity		360,000
Carrying Value as of June 30, 2020		(42,160,000)
Current portion of long-term debt				3,155,000
Long-term debt				39,005,000
Borrowings		42,160,000		42,160,000		43,726,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		1,926,000
Borrowings, Other Activity		360,000
Current portion of long-term debt				3,155,000
Long-term debt				39,005,000
Gross carrying amount [member] | Citibank / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(91,086,000)
Drawdowns		0
Repayments		(4,209,000)
Other Activity		915,000
Carrying Value as of June 30, 2020		(87,792,000)
Current portion of long-term debt				6,651,000
Long-term debt				81,141,000
Borrowings		87,792,000		87,792,000		91,086,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		4,209,000
Borrowings, Other Activity		915,000
Current portion of long-term debt				6,651,000
Long-term debt				81,141,000
Gross carrying amount [member] | ABN / SEB Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(103,325,000)
Drawdowns		3,249,000
Repayments		(5,750,000)
Other Activity		0
Carrying Value as of June 30, 2020		(100,824,000)
Current portion of long-term debt				11,181,000
Long-term debt				89,643,000
Borrowings		100,824,000		100,824,000		103,325,000
Proceeds from borrowings, classified as financing activities		3,249,000
Repayments of borrowings, classified as financing activities		5,750,000
Borrowings, Other Activity		0
Current portion of long-term debt				11,181,000
Long-term debt				89,643,000
Gross carrying amount [member] | Senior Secured Hamburg Commercial Bank Credit facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(42,150,000)
Drawdowns		1,429,000
Repayments		(1,618,000)
Other Activity		0
Carrying Value as of June 30, 2020		(41,961,000)
Current portion of long-term debt				3,292,000
Long-term debt				38,669,000
Borrowings		41,961,000		41,961,000		42,150,000
Proceeds from borrowings, classified as financing activities		1,429,000
Repayments of borrowings, classified as financing activities		1,618,000
Borrowings, Other Activity		0
Current portion of long-term debt				3,292,000
Long-term debt				38,669,000
Gross carrying amount [member] | Senior Secured - Prudential Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(55,463,000)
Drawdowns		0
Repayments		(2,311,000)
Other Activity		0
Carrying Value as of June 30, 2020		(53,152,000)
Current portion of long-term debt				5,547,000
Long-term debt				47,605,000
Borrowings		53,152,000		53,152,000		55,463,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		2,311,000
Borrowings, Other Activity		0
Current portion of long-term debt				5,547,000
Long-term debt				47,605,000
Gross carrying amount [member] | Senior Secured Term Loan Facility - 2019 DNB/GEIK Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		0
Drawdowns		31,850,000
Repayments		(979,000)
Other Activity		0
Carrying Value as of June 30, 2020		(30,871,000)
Current portion of long-term debt				3,916,000
Long-term debt				26,955,000
Borrowings		30,871,000		30,871,000		0
Proceeds from borrowings, classified as financing activities		31,850,000
Repayments of borrowings, classified as financing activities		979,000
Borrowings, Other Activity		0
Current portion of long-term debt				3,916,000
Long-term debt				26,955,000
Gross carrying amount [member] | Senior Secured Term Loan Facility - BNPP Sinosure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		0
Drawdowns		66,991,000
Repayments		(2,105,000)
Other Activity		0
Carrying Value as of June 30, 2020		(64,886,000)
Current portion of long-term debt				6,699,000
Long-term debt				58,187,000
Borrowings		64,886,000		64,886,000		0
Proceeds from borrowings, classified as financing activities		66,991,000
Repayments of borrowings, classified as financing activities		2,105,000
Borrowings, Other Activity		0
Current portion of long-term debt				6,699,000
Long-term debt				58,187,000
Gross carrying amount [member] | Senior Secured Term Loan Facility - $225 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		0
Drawdowns		101,200,000
Repayments		0
Other Activity		0
Carrying Value as of June 30, 2020		(101,200,000)
Current portion of long-term debt				10,240,000
Long-term debt				90,960,000
Borrowings		101,200,000		101,200,000		0
Proceeds from borrowings, classified as financing activities		101,200,000
Repayments of borrowings, classified as financing activities		0
Borrowings, Other Activity		0
Current portion of long-term debt				10,240,000
Long-term debt				90,960,000
Gross carrying amount [member] | Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(148,235,000)
Drawdowns		0
Repayments		(5,432,000)
Other Activity		95,000
Carrying Value as of June 30, 2020		(142,898,000)
Current portion of long-term debt				10,924,000
Long-term debt				131,974,000
Borrowings		142,898,000		142,898,000		148,235,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		5,432,000
Borrowings, Other Activity		95,000
Current portion of long-term debt				10,924,000
Long-term debt				131,974,000
Gross carrying amount [member] | CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(56,473,000)
Drawdowns		0
Repayments		(2,453,000)
Other Activity		88,000
Carrying Value as of June 30, 2020		(54,108,000)
Current portion of long-term debt				4,738,000
Long-term debt				49,370,000
Borrowings		54,108,000		54,108,000		56,473,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		2,453,000
Borrowings, Other Activity		88,000
Current portion of long-term debt				4,738,000
Long-term debt				49,370,000
Gross carrying amount [member] | BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(90,384,000)
Drawdowns		0
Repayments		(4,111,000)
Other Activity		275,000
Carrying Value as of June 30, 2020		(86,548,000)
Current portion of long-term debt				8,314,000
Long-term debt				78,234,000
Borrowings		86,548,000		86,548,000		90,384,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		4,111,000
Borrowings, Other Activity		275,000
Current portion of long-term debt				8,314,000
Long-term debt				78,234,000
Gross carrying amount [member] | CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(233,727,000)
Drawdowns		0
Repayments		(8,653,000)
Other Activity		(386,000)
Carrying Value as of June 30, 2020		(224,688,000)
Current portion of long-term debt				18,056,000
Long-term debt				206,632,000
Borrowings		224,688,000		224,688,000		233,727,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		8,653,000
Borrowings, Other Activity		(386,000)
Current portion of long-term debt				18,056,000
Long-term debt				206,632,000
Gross carrying amount [member] | CSSC Scrubber Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(10,976,000)
Drawdowns		0
Repayments		(2,744,000)
Other Activity		0
Carrying Value as of June 30, 2020		(8,232,000)
Current portion of long-term debt				5,488,000
Long-term debt				2,744,000
Borrowings		8,232,000		8,232,000		10,976,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		2,744,000
Borrowings, Other Activity		0
Current portion of long-term debt				5,488,000
Long-term debt				2,744,000
Gross carrying amount [member] | BCFL Lease Financing (MRs and LR2) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(87,810,000)
Drawdowns		0
Repayments		(5,778,000)
Other Activity		0
Carrying Value as of June 30, 2020		(82,032,000)
Current portion of long-term debt				12,024,000
Long-term debt				70,008,000
Borrowings		82,032,000		82,032,000		87,810,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		5,778,000
Borrowings, Other Activity		0
Current portion of long-term debt				12,024,000
Long-term debt				70,008,000
Gross carrying amount [member] | 2018 CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(126,429,000)
Drawdowns		10,125,000
Repayments		(5,058,000)
Other Activity		0
Carrying Value as of June 30, 2020		(131,496,000)
Current portion of long-term debt				13,007,000
Long-term debt				118,489,000
Borrowings		131,496,000		131,496,000		126,429,000
Proceeds from borrowings, classified as financing activities		10,125,000
Repayments of borrowings, classified as financing activities		5,058,000
Borrowings, Other Activity		0
Current portion of long-term debt				13,007,000
Long-term debt				118,489,000
Gross carrying amount [member] | $116.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(106,040,000)
Drawdowns		0
Repayments		(3,502,000)
Other Activity		0
Carrying Value as of June 30, 2020		(102,538,000)
Current portion of long-term debt				7,322,000
Long-term debt				95,216,000
Borrowings		102,538,000		102,538,000		106,040,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		3,502,000
Borrowings, Other Activity		0
Current portion of long-term debt				7,322,000
Long-term debt				95,216,000
Gross carrying amount [member] | AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(127,309,000)
Drawdowns		0
Repayments		(5,896,000)
Other Activity		0
Carrying Value as of June 30, 2020		(121,413,000)
Current portion of long-term debt				11,794,000
Long-term debt				109,619,000
Borrowings		121,413,000		121,413,000		127,309,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		5,896,000
Borrowings, Other Activity		0
Current portion of long-term debt				11,794,000
Long-term debt				109,619,000
Gross carrying amount [member] | China Huarong Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(123,750,000)
Drawdowns		0
Repayments		(6,750,000)
Other Activity		0
Carrying Value as of June 30, 2020		(117,000,000)
Current portion of long-term debt				13,500,000
Long-term debt				103,500,000
Borrowings		117,000,000		117,000,000		123,750,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		6,750,000
Borrowings, Other Activity		0
Current portion of long-term debt				13,500,000
Long-term debt				103,500,000
Gross carrying amount [member] | $157.5 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(137,943,000)
Drawdowns		0
Repayments		(7,072,000)
Other Activity		0
Carrying Value as of June 30, 2020		(130,871,000)
Current portion of long-term debt				14,143,000
Long-term debt				116,728,000
Borrowings		130,871,000		130,871,000		137,943,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		7,072,000
Borrowings, Other Activity		0
Current portion of long-term debt				14,143,000
Long-term debt				116,728,000
Gross carrying amount [member] | COSCO Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(76,450,000)
Drawdowns		0
Repayments		(3,850,000)
Other Activity		0
Carrying Value as of June 30, 2020		(72,600,000)
Current portion of long-term debt				7,700,000
Long-term debt				64,900,000
Borrowings		72,600,000		72,600,000		76,450,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		3,850,000
Borrowings, Other Activity		0
Current portion of long-term debt				7,700,000
Long-term debt				64,900,000
Gross carrying amount [member] | Leases 3 MR IFRS16 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(44,192,000)
Drawdowns		0
Repayments		(3,575,000)
Other Activity		0
Carrying Value as of June 30, 2020		(40,617,000)
Current portion of long-term debt				7,445,000
Long-term debt				33,172,000
Borrowings		40,617,000		40,617,000		44,192,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		3,575,000
Borrowings, Other Activity		0
Current portion of long-term debt				7,445,000
Long-term debt				33,172,000
Gross carrying amount [member] | Leases 7 Handymax IFRS 16 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(12,778,000)
Drawdowns		1,643,000
Repayments		(7,629,000)
Other Activity		0
Carrying Value as of June 30, 2020		(6,792,000)
Current portion of long-term debt				6,792,000
Long-term debt				0
Borrowings		6,792,000		6,792,000		12,778,000
Proceeds from borrowings, classified as financing activities		1,643,000
Repayments of borrowings, classified as financing activities		7,629,000
Borrowings, Other Activity		0
Current portion of long-term debt				6,792,000
Long-term debt				0
Gross carrying amount [member] | Trafigura Lease- $670 Million IFRS 17 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(513,004,000)
Drawdowns		103,601,000
Repayments		(30,464,000)
Other Activity		0
Carrying Value as of June 30, 2020		(586,141,000)
Current portion of long-term debt				48,018,000
Long-term debt				538,123,000
Borrowings		586,141,000		586,141,000		513,004,000
Proceeds from borrowings, classified as financing activities		103,601,000
Repayments of borrowings, classified as financing activities		30,464,000
Borrowings, Other Activity		0
Current portion of long-term debt				48,018,000
Long-term debt				538,123,000
Gross carrying amount [member] | Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(53,750,000)
Drawdowns		0
Repayments		(53,750,000)
Other Activity		0
Carrying Value as of June 30, 2020		0
Current portion of long-term debt				0
Long-term debt				0
Borrowings		0		0		53,750,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		53,750,000
Borrowings, Other Activity		0
Current portion of long-term debt				0
Long-term debt				0
Gross carrying amount [member] | Unsecured Senior Notes due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		0
Drawdowns		28,100,000
Repayments		0
Other Activity		0
Carrying Value as of June 30, 2020		(28,100,000)
Current portion of long-term debt				0
Long-term debt				28,100,000
Borrowings		28,100,000		28,100,000		0
Proceeds from borrowings, classified as financing activities		28,100,000
Repayments of borrowings, classified as financing activities		0
Borrowings, Other Activity		0
Current portion of long-term debt				0
Long-term debt				28,100,000
Gross carrying amount [member] | Convertible Notes due 2022 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(180,050,000)
Drawdowns		0
Repayments		0
Other Activity		4,565,000
Carrying Value as of June 30, 2020		(184,615,000)
Current portion of long-term debt				0
Long-term debt				184,615,000
Borrowings		184,615,000		184,615,000		180,050,000
Proceeds from borrowings, classified as financing activities		0
Repayments of borrowings, classified as financing activities		0
Borrowings, Other Activity		4,565,000
Current portion of long-term debt				0
Long-term debt				184,615,000
Deferred financing fees [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(16,596,000)
Drawdowns		7,840,000
Repayments		0
Other Activity		3,399,000
Carrying Value as of June 30, 2020		(21,037,000)
Current portion of long-term debt				2,564,000
Long-term debt				18,473,000
Borrowings		21,037,000		21,037,000		16,596,000
Proceeds from borrowings, classified as financing activities		7,840,000
Repayments of borrowings, classified as financing activities		0
Borrowings, Other Activity		3,399,000
Current portion of long-term debt				2,564,000
Long-term debt				18,473,000
Deferred financing fees [Member] | Unsecured Senior Notes due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of June 30, 2020		(1,600,000)
Borrowings		1,600,000		1,600,000
Net carrying amount [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2019		(3,122,447,000)
Drawdowns		415,598,000
Repayments		(423,325,000)
Other Activity		9,706,000
Carrying Value as of June 30, 2020		(3,124,426,000)
Current portion of long-term debt				402,458,000
Long-term debt				2,721,968,000
Borrowings		3,124,426,000		3,124,426,000		$ 3,122,447,000
Proceeds from borrowings, classified as financing activities		415,598,000
Repayments of borrowings, classified as financing activities		423,325,000
Borrowings, Other Activity		$ 9,706,000
Current portion of long-term debt				402,458,000
Long-term debt				$ 2,721,968,000